Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2015
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1.            Basis of Presentation and General Information

Box Ships Inc. ("Box Ships") was incorporated on May 19, 2010, under the laws of the Republic of the Marshall Islands, as a wholly owned subsidiary of Paragon Shipping Inc. (NASDAQ: PRGN) ("Paragon"). Box Ships has a fiscal year end of December 31, and was formed to own and employ containerships. On April 19, 2011, Box Ships completed its initial public offering ("IPO") of its common stock on the New York Stock Exchange ("NYSE"). Since November 2015, its common and preferred stock stopped trading on NYSE and commenced trading on the OTCQX and Other OTC Markets under the symbols "TEUFF" and "TEUCF", respectively.

As of December 31, 2015, Mr. Michael Bodouroglou, the Company's Chairman, President, Chief Executive Officer and Interim Chief Financial Officer, beneficially owned approximately 13.1% of the Company's outstanding common stock and has the ability to exercise influence over the operations of Box Ships Inc. and its wholly-owned subsidiaries (collectively the "Company").

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and present the consolidated financial statements of Box Ships Inc. and its wholly-owned subsidiaries listed below.

i)      Vessel owning subsidiaries:

Vessel Owning Company	Vessel Acquisition Date	Vessel's Name	Built	TEU[4]
Polyaristi Navigation Co.[1]	April 29, 2011	Box Voyager	2010	3,426
Efploias Shipping Co. [1]	April 29, 2011	Box Trader	2010	3,426
Tacita Oceanway Carrier Co. [1]	May 19, 2011	CMA CGM Kingfish	2007	5,095
Alaqua Marine Ltd. [1]	May 31, 2011	Box Marlin	2007	5,095
Aral Sea Shipping S.A. [1]	May 19, 2011	Box Queen	2006	4,546
Amorita Development Inc.[1]	May 9, 2011	Maule	2010	6,589
Lawry Shipping Ltd[2]	August 3, 2011	Box Emma	2004	5,060
Triton Shipping Limited[3]	June 25, 2012	Box Hong Kong	1995	5,344
Rosetta Navigation Corp. Limited[3]	July 5, 2012	Box China	1996	5,344

ii)      Non-vessel owning subsidiary:

Ardal International Co.[2]

[1] Incorporated in Liberia.
[2] Incorporated in Marshall Islands.
[3] Incorporated in Hong Kong.
[4] TEU: A 20-foot equivalent unit, the international standard measure for containers and containership capacity.

The Company is engaged in the transportation of containers worldwide through the ownership and operation of containership vessels. The Company outsources the technical and commercial management of its vessels to Allseas Marine S.A. ("Allseas"), a related party wholly owned by Mr. Michael Bodouroglou, the Company's Chairman, President, Chief Executive Officer and Interim Chief Financial Officer.

The following charterers individually accounted for more than 10% of the Company's time charter revenue for the years ended December 31, 2013, 2014 and 2015:
	% of time charter revenue
Charterer	2013	2014	2015
Compania Sud Americana De Vapores S.A.	19%	25%	-
CMA CGM	22%	14%	29%
A.P. Moller - Maersk A/S	12%	-	-
Mediterranean Shipping Co. S.A.	14%	16%	11%
Orient Overseas Container Line Limited	26%	35%	17%
Hapag Lloyd	-	-	25%